Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-life intangible assets, gross carrying value	$ 156,629	$ 156,629
Finite-life intangible assets, accumulated amortization	20,329	6,251
Finite-life intangible assets, net carrying value	136,300	150,378
Indefinite-life intangible assets	352,275	351,725
Gross Carrying Value	508,904	508,354
Net Carrying Value	488,575	502,103
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-life intangible assets, gross carrying value	97,400	97,400
Finite-life intangible assets, accumulated amortization	7,576	1,082
Finite-life intangible assets, net carrying value	$ 89,824	$ 96,318
Customer relationships | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Amortization Period (Years)	13 years 9 months 18 days	14 years 9 months 18 days
Galapagos operating license
Finite-Lived Intangible Assets [Line Items]
Finite-life intangible assets, gross carrying value	$ 47,669	$ 47,669
Finite-life intangible assets, accumulated amortization	6,010	4,206
Finite-life intangible assets, net carrying value	$ 41,659	$ 43,463
Galapagos operating license | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Amortization Period (Years)	24 years 8 months 12 days	25 years 9 months 18 days
Other finite-life intangible assets
Finite-Lived Intangible Assets [Line Items]
Finite-life intangible assets, gross carrying value	$ 11,560	$ 11,560
Finite-life intangible assets, accumulated amortization	6,743	963
Finite-life intangible assets, net carrying value	$ 4,817	$ 10,597
Other finite-life intangible assets | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Amortization Period (Years)	9 months 18 days	1 year 9 months 18 days